INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Operating loss carryforwards	$ 1,049,000	$ 1,020,000
UNITED STATES
Effective tax rate	21.00%
Operating loss carryforwards	$ 17,038,000	$ 12,366,000